UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
June 1, 2017 to June 30, 2017

Commission File Number of issuing entity:  333-210906-01

Central Index Key Number of issuing entity:  0001236424

Nissan Master Owner Trust Receivables
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-210906

Central Index Key Number of depositor:  0001236416

Nissan Wholesale Receivables Corporation II
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001540639

Nissan Motor Acceptance Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

David M. Lundeen, (615) 725-1664
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

51-6538952
(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association, Rodney Square North,
1100 North Market Street, Wilmington, Delaware                                                                                                                                                                                                                    19890
(Address of principal executive offices of the issuing entity)                                                                                                                                                                                                (Zip Code)

(302) 636-6194
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Series 2015-A, Asset Backed Notes, Class A-1	[__]	[__]	[_X_]	_________
Series 2015-A, Asset Backed Notes, Class A-2	[__]	[__]	[_X_]	_________
Series 2016-A, Asset Backed Notes, Class A-1	[__]	[__]	[_X_]	_________
Series 2016-A, Asset Backed Notes, Class A-2	[__]	[__]	[_X_]	_________
Series 2017-A, Asset Backed Notes	[__]	[__]	[_X_]	_________
Series 2017-B, Asset Backed Notes	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

PART I – DISTRIBUTION INFORMATION
Item 1.                          Distribution and Pool Performance Information.
Distribution and pool performance information with respect to the assets of Nissan Master Owner Trust Receivables, including the information required by Items 1121(a)-(b) of Regulation AB, is set forth in the attached Monthly Servicer’s Certificate.
No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Master Owner Trust Receivables were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from June 1, 2017 to June 30, 2017.  Please refer to the Form ABS-15G filed by the Securitizer on January 18, 2017 for additional information.  The CIK number of the Securitizer is 0001540639.
Item 1A.                                        Asset-Level Information.
The information prescribed by Regulation AB Item 1111(h) and by Item 1125, Schedule AL, is not required to be disclosed for this issuer and asset class.
Item 1B.                                        Asset Representations Reviewer and Investor Communication.
The Series 2015-A Notes on which the present report on Form 10-D provides information are not registered on Form SF-3, and therefore the registrant is exempt from a requirement to provide information pursuant to Item 1121(d)-(e) of Regulation AB with respect to such securities.
With respect to the Series 2016-A Notes, there is nothing to report.
With respect to the Series 2017-A Notes, there is nothing to report.
With respect to the Series 2017-B Notes, there is nothing to report.
PART II – OTHER INFORMATION
Item 2.                          Legal Proceedings.
None.
Item 3.                          Sales of Securities and Use of Proceeds.
None.
Item 4.                          Defaults Upon Senior Securities.
None.
Item 5.                          Submission of Matters to a Vote of Security Holders.
None.

Item 6.                          Significant Obligors of Pool Assets.
None.
Item 7.                          Change in Sponsor Interest in the Securities.
None.
Item 8.                          Significant Enhancement Provider Information.
Not applicable.
Item 9.                          Other Information.
Compliance with European Union Risk Retention Rules.
Nissan Motor Acceptance Corporation (“NMAC”), as “originator” for the purposes of the EU Retention Rules (as defined in the Transfer and Servicing Agreement), currently retains a material net economic interest that is not less than 5% of the nominal value of the securitized exposures, in the form of an originator’s interest in accordance with the text of option (b) of each of Article 405(1) of the CRR (as defined in the Transfer and Servicing Agreement), Article 51(1) of the AIFM Regulation (as defined in the Transfer and Servicing Agreement) and Article 254(2) of the Solvency II Regulation (as defined in the Transfer and Servicing Agreement), in each case as in effect on the RR Amendment Effective Date (as defined in the Transfer and Servicing Agreement), by holding all the membership interest in Nissan Wholesale Receivables Corporation II (“NWRC II”), which in turn holds all or part of the Transferor Interest (as defined in the Transfer and Servicing Agreement) (the “Retained Interest”).
NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted NWRC II or any of its other affiliates to sell, hedge or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Retention Rules (as defined in the Transfer and Servicing Agreement).

Item 10.                                        Exhibits.
(a)	Monthly Servicer’s Statement for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2015-A.
Monthly Servicer’s Statement for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2016-A.
Monthly Servicer’s Statement for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2017-A.
Monthly Servicer’s Statement for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2017-B.
(b)	Exhibits:
99.1 Monthly Servicer’s Statement for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2015-A.
99.2  Monthly Servicer’s Certificate for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2015-A.
99.3  Monthly Servicer’s Statement for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2016-A.
99.4  Monthly Servicer’s Certificate for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2016-A.
99.5  Monthly Servicer’s Statement for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2017-A.
99.6  Monthly Servicer’s Certificate for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2017-A.
99.7  Monthly Servicer’s Statement for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2017-B.
99.8  Monthly Servicer’s Certificate for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2017-B.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN WHOLESALE RECEIVABLES CORPORATION II (Depositor)

Date: July 28, 2017	/s/ Riley A. McAndrews, Assistant Treasurer
Riley A. McAndrews, Assistant Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Statement for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2015-A.
99.2	Monthly Servicer’s Certificate for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2015-A.
99.3	Monthly Servicer’s Statement for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2016-A.
99.4	Monthly Servicer’s Certificate for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2016-A.
99.5	Monthly Servicer’s Statement for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2017-A.
99.6	Monthly Servicer’s Certificate for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2017-A.
99.7	Monthly Servicer’s Statement for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2017-B.
99.8	Monthly Servicer’s Certificate for the month of June 2017 –
Nissan Master Owner Trust Receivables, Series 2017-B.